CONVERTIBLE SENIOR NOTES	12 Months Ended
Dec. 31, 2022
CONVERTIBLE SENIOR NOTES.
CONVERTIBLE SENIOR NOTES

16.CONVERTIBLE SENIOR NOTES

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Current liabilities:
Convertible Senior Notes held by a related party-current
2024 Convertible Notes	633,475	—	—
2025 Convertible Notes	—	522,744	75,791
Convertible Senior Notes held by third parties-current
2024 Convertible Notes	633,475	77	11
	1,266,950	522,821	75,802
Non-current liabilities:
Convertible Senior Notes held by a related party-non-current
2025 Convertible Notes	955,097	522,744	75,791
	955,097	522,744	75,791

1) 2024 Convertible Notes

On September 17, 2019, the Company issued US$200,000 convertible senior notes (the “2024 Convertible Notes”) to several initial purchasers, of which US$100,000 were issued to Alibaba.com Hong Kong Limited (“Alibaba HK”), an entity affiliated with Alibaba Group Holding Limited (“Alibaba Group”), a principal shareholder of the Company and US$100,000 to third parties, respectively. The 2024 Convertible Notes are senior, unsecured obligations of the Company, and interest is payable semi-annually in arrears at a rate of 1.75% per annum on April 1 and October 1 of each year, beginning on April 1, 2020. The 2024 Convertible Notes will mature on October 1, 2024 unless redeemed, repurchased or converted prior to such date.

The 2024 Convertible Notes holders have the right, at their option, to convert the outstanding principal amount of the 2024 Convertible Notes, in whole or in part in integral multiples of $1 principal amount (i) upon satisfaction of one or more of the conversion conditions as defined in the indenture for the 2024 Convertible Notes prior to the close of business day immediately preceding October 1, 2024; or (ii) anytime on or after October 1, 2024 until the close of business on the second scheduled trading day immediately preceding the maturity date (the “Conversion Option”).

The initial conversion rate for the 2024 Convertible Notes is 7.0922 of the Company’s American depositary shares (“ADSs”) per US$1,000 principal amount of the Notes, which is equivalent to an initial conversion price of US$141.00 per ADS, subject to certain anti-dilution and make-whole fundamental change adjustments but is not adjusted for any accrued and unpaid interest. Upon conversion, the Company is required to deliver ADSs to such converting holders and both issuer and holders have no other settlement options.

The holders may require the Company to repurchase all or a portion of the 2024 Convertible Notes for cash on September 30, 2022 at a repurchase price equal to 100% of the principal amount of the 2024 Convertible Notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date.

In 2022, the Company repurchased US$199,989 (equivalent to RMB1,379,364) aggregate principal amount of the 2024 Convertible Notes requested by the holders. Following settlement of the repurchase, the repurchase amount which was fully accreted was derecognized and US$11 (equivalent to RMB77) aggregate principal amount of the 2024 Convertible Notes remained outstanding.

16.CONVERTIBLE SENIOR NOTES (CONTINUED)

1) 2024 Convertible Notes (continued)

If certain events of default, changes in tax laws of the relevant taxing jurisdiction or fundamental change as defined in the indenture for the 2024 Convertible Notes were to occur, the outstanding obligations under the 2024 Convertible Notes could be immediately due and payable (the “Contingent Redemption Options”). The Company will pay additional interest, at its election, as the sole remedy relating to the failure to comply with certain reporting obligations as defined in the indenture of the 2024 Convertible Notes. In addition, the 2024 Convertible Notes provide its holders with additional interest equal to the fair value of any dividends received by the holders of the Company’s ordinary shares (the “Contingent Interest Features”).

The Company evaluated the embedded conversion features contained in the 2024 Convertible Notes and determined that the Conversion Option was not required to be bifurcated because it met the scope exception provided for under ASC 815-10-15-74(a).

The Company also evaluated the embedded Contingent Redemption Options and Contingent Interest Features contained in the 2024 Convertible Notes in accordance with ASC 815 to determine if these features require bifurcation. The Contingent Redemption Options were not required to be bifurcated because they are considered to be clearly and closely related to the debt host, as the 2024 Convertible Notes were not issued at a substantial discount and are redeemable at par.

The Contingent Interest Features are not considered to be clearly and closely related to the debt host and met the definition of a derivative. However, the fair value of the Contingent Interest Features on the issuance date and at December 31, 2021 and 2022 was not significant. In addition, the Company assessed whether the additional interest payments need to be accrued as a liability in accordance with ASC 450. Since the likelihood of the occurrence of such default events is determined to be remote, the Company did not accrue additional interest expense for the years ended December 31, 2021 and 2022. The Company will continue to assess the accrual for these additional interest payment liabilities at each reporting date.

In accounting for the 2024 Convertible Notes prior to the adoption of ASU 2020-06, the Company determined that no beneficial conversion feature was recognized for the 2024 Convertible Notes as the fair value per ADS at the commitment date was US$110.60, which was less than the most favorable conversion price. The Company early adopted ASU 2020-06 on January 1, 2021, which eliminated the beneficial conversion feature and the adoption had no impact in the accounting for the 2024 Convertible Notes.

In connection with the issuance of the 2024 Convertible Notes, the Company also purchased capped call options on the Company’s ADS with certain counterparties at a price of US$22,500 (equivalent to RMB159,138), which was recorded as a reduction of the Company’s additional paid-in capital on the consolidated balance sheet with no subsequent changes in fair value recorded. The capped call exercise price is equal to the 2024 Convertible Notes’ initial conversion price and the cap price is US$200.00 per ADS, subject to certain adjustments under the terms of the capped call transactions. The capped call transactions are expected to reduce potential dilution to existing holders of the ordinary shares and ADSs of the Company upon conversion of the 2024 Convertible Notes with such reduction subject to a cap.

The net proceeds from the issuance of the 2024 Convertible Notes were US$194,457 (equivalent to RMB1,375,355), after deducting underwriting discounts and offering expenses of US$5,543 (equivalent to RMB39,205) from the initial proceeds of US$200,000.

16.CONVERTIBLE SENIOR NOTES (CONTINUED)

1) 2024 Convertible Notes (continued)

As of December 31, 2021 and 2022, the principal amount of the 2024 Convertible Notes was RMB1,275,140 and RMB77 (US$11) respectively, unamortized debt discount was RMB8,190 and nil respectively, and the net carrying amount of the 2024 Convertible Notes was RMB1,266,950 and RMB77 (US$11) respectively.

For the years ended December 31, 2021 and 2022, the amount of interest cost recognized relating to both the contractual interest coupon and amortization of the discount on the 2024 Convertible Notes was RMB34,758 and RMB21,768 (US$3,156), respectively. As of December 31, 2022, the 2024 Convertible Notes will be accreted up to the principal amount of US$11 (equivalent to RMB77) over a remaining period of 1.75 years.

2) 2025 Convertible Notes

On June 3, 2020, the Company issued US$150,000 convertible senior notes to Alibaba HK. The 2025 Convertible Notes are senior, unsecured obligations of the Company, and interest is payable semi-annually in arrears at a rate of 4.5% per annum on July 1 and January 1 of each year, beginning on January 1, 2021. The 2025 Convertible Notes will mature on June 3, 2025 unless redeemed, repurchased or converted prior to such date.

The 2025 Convertible Notes holders have the right to convert all or any portion of the 2025 Convertible Notes held by it into ordinary shares, or at the sole discretion of the noteholder, into ordinary shares in the form of ADS at any time on or after the thirty-first trading day after May 27, 2020 up to the close of business of the second business day immediately preceding June 3, 2025 (“the 2025 Convertible Notes Conversion Option”).

The initial conversion rate for the 2025 Convertible Notes is 823.723 of the Company’s American depositary shares (“ADSs”) per US$100,000 principal amount of the 2025 Convertible Notes, which is equivalent to an initial conversion price of US$121.40 per ADS, subject to certain anti-dilution and make-whole fundamental change adjustments but is not adjusted for any accrued and unpaid interest. Upon conversion, the Company is required to deliver ADSs to such converting holders and both issuer and holders have no other settlement options.

The holders may require the Company to repurchase all or a portion of the 2025 Convertible Notes for cash within a period of ninety days starting from June 3, 2023 at a repurchase price equal to 100% of the principal amount of the 2025 Convertible Notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date (the “Early Redemption Rights”). In April 2023, the Company signed an amendment term sheet with Alibaba HK and modified the Early Redemption Rights of the 2025 Convertible Notes (Note 30). The Contingent Redemption Options and Contingent Interest Features are similar with the terms described for the 2024 Convertible Notes issued in 2019.

If certain events of default, changes in tax laws of the relevant taxing jurisdiction or fundamental change as defined in the indenture for the 2025 Convertible Notes were to occur, the outstanding obligations under the 2025 Convertible Notes could be immediately due and payable (the “2025 Convertible Notes Contingent Redemption Options”). The Company will pay additional interest, at its election, as the sole remedy relating to the failure to comply with certain reporting obligations as defined in the indenture of the 2025 Convertible Notes. In addition, the 2025 Convertible Notes provide its holders with additional interest equal to the fair value of any dividends received by the holders of the Company’s ordinary shares (the “2025 Convertible Notes Contingent Interest Features”).

The Company evaluated the embedded conversion features contained in the 2025 Convertible Notes and determined that the 2025 Convertible Notes Conversion Option was not required to be bifurcated because it met the scope exception provided for under ASC 815-10-15-74(a).

16.CONVERTIBLE SENIOR NOTES (CONTINUED)

2) 2025 Convertible Notes (continued)

The Company also evaluated the embedded 2025 Convertible Notes Contingent Redemption Options and 2025 Convertible Notes Contingent Interest Features in accordance with ASC 815 to determine if these features require bifurcation. The 2025 Convertible Notes Contingent Redemption Options were not required to be bifurcated because they are considered to be clearly and closely related to the debt host, as the 2025 Convertible Notes were not issued at a substantial discount and are redeemable at par.

The 2025 Convertible Notes Contingent Interest Features are not considered to be clearly and closely related to the debt host and met the definition of a derivative. However, the fair value of the 2025 Convertible Notes Contingent Interest Features on the issuance date and at December 31, 2021 and 2022 was not significant. In addition, the Company assessed whether the additional interest payments need to be accrued as a liability in accordance with ASC 450. Since the likelihood of the occurrence of such default events is determined to be remote, the Company did not accrue additional interest expense for the year ended December 31, 2021 and 2022. The Company will continue to assess the accrual for these additional interest payment liabilities at each reporting date.

In accounting for the 2025 Convertible Notes prior to the adoption of ASU 2020-06, the Company determined that no beneficial conversion feature was recognized for the 2025 Convertible Notes as the fair value per ADS at the commitment date was US$109.80, which was less than the most favorable conversion price. The Company early adopted ASU 2020-06 on January 1, 2021, which eliminated the beneficial conversion feature and the adoption had no impact in the accounting for the 2025 Convertible Notes.

The net proceeds from the issuance of the 2025 Convertible Notes were US$149,340 (equivalent to RMB1,061,421), after deducting offering expenses of US$660 (equivalent to RMB4,689) from the initial proceeds of US$150,000 (equivalent to RMB1,066,110).

As of December 31, 2021, the principal amount of the 2025 Convertible Notes was RMB956,355, unamortized debt discount was RMB1,258 and the net carrying amount of the 2025 Convertible Notes was RMB955,097. As of December 31, 2022, the principal amount of the 2025 Convertible Notes was RMB1,046,074 (US$150,000), unamortized debt discount was RMB586 (US$84) and the net carrying amount of the 2025 Convertible Notes was RMB1,045,488 (US$149,916).

For the years ended December 31, 2021 and 2022, the amount of interest cost recognized relating to both the contractual interest coupon and amortization of the discount on the 2025 Convertible Notes was RMB45,508 and RMB48,708 (US$7,062), respectively. As of December 31, 2022, the non-current portion of 2025 Convertible Notes will be accreted up to the principal amount of US$75,000 (equivalent to RMB523,037) over a remaining period of 1.42 years.